Purchase from Related Parties (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Purchase from related parties	$ 8	$ 292		$ 1,312
Wuxi iCarnegie
Related Party Transaction [Line Items]
Purchase from related parties		292	[1]	1,159	[1]
Wuxi iCarnegie | Course and Training Fee
Related Party Transaction [Line Items]
Purchase from related parties				708
Wuxi iCarnegie | subcontracting cost
Related Party Transaction [Line Items]
Purchase from related parties		$ 292		$ 451

[1]	The purchase from Wuxi iCarnegie in 2011 is mainly related to the training expenses of $708 and subcontracting cost of $451, and in 2012 is mainly related to subcontracting cost of $292.